Stock options and other stock-based plans:	12 Months Ended
Dec. 31, 2012
Stock options and other stock-based plans:
Stock options and other stock-based plans:

18.       Stock options and other stock-based plans:

At the Company’s 2011 annual general meeting, the Company’s shareholders ratified and approved the Westport Omnibus Plan and reserved 3,026,645 common shares under this plan.  Under the Westport Omnibus plan, stock options, RSUs and PSUs may be granted and are exercisable into common shares of the Company for no additional consideration.  Any employee, contractor, director or executive officer of the Company is eligible to participate in the Westport Omnibus Plan.

The Executive and Senior Management Compensation Program sets out provisions where the RSUs and PSUs (together the “Units”) will be granted to the Company’s executive management if performance milestones are achieved as determined at the discretion of the Human Resources and Compensation Committee of the Company’s Board of Directors. These performance milestones are focused on achievement of key cash management, profitability and revenue growth objectives.  Vesting periods and conditions for each Unit granted pursuant to the Westport Omnibus Plan are at the discretion of the Board of Directors and may include time based, share price or other performance targets.

(a)         Stock options:

The Company grants incentive stock options to employees, directors, officers and consultants.  Stock options are granted with an exercise price of not less than the market price of the Company’s common shares on the date immediately prior to the date of grant.  The exercise period of the options may not exceed eight years from the date of grant.  Vesting periods of the options are at the discretion of the Board of Directors and may be based on fixed terms, achieving performance milestones or reaching specified share price targets.

A summary of the status of the Company’s stock option plan as of December 31, 2012, December 31, 2011 and March 31, 2011 and changes during the periods then ended are presented as follows:

	December 31, 2012		December 31, 2011		March 31, 2011
	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)	Number of shares	Weighted average exercise price (CDN $)

Outstanding, beginning of period	328,027	$8.96	562,014	$8.46	1,051,589	$8.13

Granted	770,727	33.77	—	—	—	—
Exercised	(93,044)	10.49	(225,845)	7.87	(472,414)	7.19
Cancelled/expired	(9,663)	33.36	(8,142)	4.84	(17,161)	23.24

Outstanding, end of period	996,047	$27.78	328,027	$8.96	562,014	$8.46

Options exercisable, end of period	226,487	$8.06	311,360	$8.55	455,206	$7.75

During the year ended December 31, 2012, the Company recognized $2,705 (nine months ended December 31, 2011 - $352; years ended March 31, 2011 - $547) in stock-based compensation related to stock options.  The fair value of the options granted during the year ended December 31, 2012 was determined using the Black-Scholes option pricing formula simulation with the following weighted average assumptions:  expected dividend yield - nil%, expected stock price volatility — 47.79%, risk free interest rate — 0.38%; expected life of options — 3 years.  The weighted average grant date fair value was $10.97 for options granted for the fiscal year ended December 31, 2012.  No stock options were granted during the nine month period ended December 31, 2011 or the year ended March 31, 2011.

As at December 31, 2012, $5,642 of compensation cost related to stock option awards has yet to be recognized in results from operations and will be recognized over a weighted average period of 2.00 years.

Range of exercise prices (CDN $)		Number outstanding, December 31, 2012	Weighted average remaining contractual life	Weighted average exercise price (CDN $)	Number exercisable, December 31, 2012	Weighted average exercise price (CDN $)

$ 3.22 to	$ 3.47	7,218	1.5	$3.31	7,218	$3.31
4.24 to	4.87	37,458	1.3	4.48	37,458	4.48
5.29 to	9.10	90,301	0.6	6.34	90,301	6.34
10.50 to	11.11	78,655	2.0	11.04	78,655	11.04
14.90 to	16.50	21,188	3.1	15.53	12,855	14.90
29.76 to	33.83	761,227	4.0	33.77	—	—

$ 3.22 to	$33.83	996,047	3.42	$27.78	226,487	$8.06

(b)         Share units:

The value assigned to issued Units and the amounts accrued are recorded as other equity instruments.  As Units are exercised or vest and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.

During the year ended December 31, 2012, the Company recognized $9,763 (nine months ended December 31, 2011 - $5,827; year ended March 31, 2011 - $4,376) of stock-based compensation associated with the Westport Omnibus Plan and the former Amended and Restated Unit Plan.

A continuity of the Units issued under the Westport Omnibus Plan and the former Amended and Restated Unit Plan as of December 31, 2012, December 31, 2011 and March 31, 2011 are as follows:

	December 31, 2012		December 31, 2011		March 31, 2011
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)

Outstanding, beginning of period	1,250,917	$18.04	1,377,237	$12.19	1,194,913	$8.56

Granted	185,705	$35.99	269,292	$35.70	424,149	$22.78
Exercised	(337,228)	$19.34	(391,612)	$9.61	(241,825)	$12.81
Cancelled/expired	(4,300)	$19.67	(4,000)	$18.61	—	—

Outstanding, end of period	1,095,094	$20.68	1,250,917	$18.04	1,377,237	$12.19

Units outstanding and exercisable, end of period	262,615	$8.86	276,931	$7.97	541,534	$6.91

	December 31, 2012		December 31, 2011		March 31, 2011
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)

Unvested, beginning of period	973,986	$20.90	835,703	$15.62	1,012,418	$8.16

Granted	185,705	$35.99	269,292	$35.70	424,149	$22.78
Vested	(322,912)	$21.64	(127,009)	$17.55	(548,733)	$7.58
Cancelled/expired	(4,300)	$18.61	(4,000)	$18.61	(52,131)	$13.64

Unvested, end of period	832,479	$24.41	973,986	$20.90	835,703	$15.62

As at December 31, 2012, $11,127 of compensation cost related to Units awards has yet to be recognized in results from operations and will be recognized over a weighted average period of 1.02 years.

Of the Units granted during the year ended December 31, 2012, 66,428 Units were subject to market and service conditions. The fair value of these Units was determined using a Monte-Carlo simulation using the following weighted average assumptions: expected dividend yield - nil%; expected stock price volatility – 55.95%; and risk free interest rate – 0.93%. The valuation model determined the grant date fair value based on assumptions about the likelihood of the Company achieving different payout factors as driven by the market conditions. The weighted average grant date fair value was $35.99 for Units granted for the year ended December 31, 2012. For the Units granted after January 1, 2012, payout factors are determined based upon the absolute stock price at the end of two years, equal to the closing price on the last trading day of December 31, 2013. One-half of these Units vest after two years and the remainder after three years from the date of the grant. The impact of market conditions, if any, on compensation expense for these units is determined at the time of the grant with no adjustment to the compensation expense for the actual results of the market condition. The fair value of all other Units was determined based on the market price of the underlying shares on the date of grant.

For the Units granted prior to January 1, 2012, payout factors are determined based upon the absolute stock price at the end of two years and the stock price relative to a Synthetic Clean Tech index of comparative companies two years after the grant date. One-half of these Units vest after two years and the remainder after three years from the date of the grant. The impact of market conditions, if any, on compensation expense for these units is determined at the time of the grant with no adjustment to the compensation expense for the actual results of the market condition.

During the year ended December 31, 2012, 83,218 PSUs vested with a payout factor of 200% (2011 – nil).

(c)          Aggregate intrinsic values:

The aggregate intrinsic value of the Company’s stock option awards and share units at December 31, 2012 are as follows:

	December 31, 2012 CDN$	December 31, 2011 CDN$

Stock options:
Outstanding	$4,219	$8,138
Exercisable	4,137	7,851
Exercised	2,398	5,849
Share units:
Outstanding	$28,823	$42,234
Exercisable	6,912	9,352
Exercised	15,135	7,688

(d)         Stock-based compensation:

Stock-based compensation associated with the Unit plans and the stock option plan is included in operating expenses as follows:

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Research and development	$2,251	$825	$627
General and administrative	6,752	3,302	2,958
Sales and marketing	3,465	2,052	1,338

	$12,468	$6,179	$4,923